Note 21 - Prepayments - Prepayments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Solar prepayments	$ 104	$ 2,951
Other prepayments	162	661
Current prepayments and other current assets	3,693	6,930
South African operations [member]
Statement Line Items [Line Items]
Current advances to suppliers	254	1,552
Zimbabwean operations [member] | Blanket Mine [member]
Statement Line Items [Line Items]
Current advances to suppliers	1,494	1,766
Zimbabwean operations [member] | Bilboes [member]
Statement Line Items [Line Items]
Current advances to suppliers	802	0
Bilboes pre-effective date costs (note 5)	$ 877	$ 0